Additional Information of Expenses by Nature - Summary of Accrued Profit Sharing Bonus to Employees (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bonus to Employees [member]
Expense by Nature [line items]
Accrued profit sharing bonus to employees	$ 50,090.5	$ 60,702.0	$ 35,601.5